Regulatory Matters (Tables)	12 Months Ended
Jun. 30, 2012
Regulatory Matters [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

					To Be Well Capitalized Under Prompt Corrective Action Provisions

			For Capital Adequacy Purposes
(Dollars In thousands)	Actual
The Bank of Greene County	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of June 30, 2012:

Total capital (to risk weighted assets)	$52,000	17.7%	$23,506	8.0%	$29,383	10.0%
Tier 1 capital (to risk weighted assets)	48,287	16.4	11,753	4.0	17,630	6.0
Tier 1 capital (to adjusted assets)	48,287	8.2	17,733	3.0	29,555	5.0

As of June 30, 2011:

Total capital (to risk weighted assets)	$48,873	17.0%	$22,958	8.0%	$28,697	10.0%
Tier 1 capital (to risk weighted assets)	45,269	15.8	11,479	4.0	17,218	6.0
Tier 1 capital (to adjusted assets)	45,269	8.3	16,370	3.0	27,283	5.0
Tangible capital (to tangible assets)	45,269	8.3	8,185	1.5	---	---

Greene County Commercial Bank

As of June 30, 2012:

Total capital (to risk weighted assets)	$13,237	39.6%	$2,677	8.0%	$3,346	10.0%
Tier 1 capital (to risk weighted assets)	$13,237	39.6	1,338	4.0	2,008	6.0
Tier 1 capital (to average assets)	$13,237	7.7	6,903	4.0	8,629	5.0

As of June 30, 2011:

Total capital (to risk weighted assets)	$14,053	46.7%	$2,406	8.0%	$3,008	10.0%
Tier 1 capital (to risk weighted assets)	$14,053	46.7	1,203	4.0	1,805	6.0
Tier 1 capital (to average assets)	$14,053	8.4	6,671	4.0	8,339	5.0